Intangible Assets - Summary of Major Assumptions Used by the Group in Determining the Fair Value Less Cost of Disposal (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Engineering and construction [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	12.67%	9.50%
Terminal growth rate	3.00%	3.00%
Discount rate	12.55%	11.18%
Engineering and construction [member] | Bottom of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin			9.50%
Terminal growth rate			3.00%
Discount rate			9.66%
Engineering and construction [member] | Top of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin			12.99%
Terminal growth rate			4.00%
Discount rate			12.72%
Engineering and construction [member] | Morelco S.A.S. [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	12.25%	9.60%	14.39%
Terminal growth rate	3.00%	3.00%	3.00%
Discount rate	12.55%	11.18%	11.85%
Engineering and construction [member] | Vial y Vives - DSD [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	19.58%	25.00%	24.53%
Terminal growth rate	3.00%	4.00%	4.00%
Discount rate	14.00%	14.80%	9.87%
Electromechanical [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	7.63%	8.00%	11.10%
Terminal growth rate	2.00%	2.00%	2.00%
Discount rate	11.44%	11.48%	11.01%
IT equipment and services [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin	20.00%	20.83%
Terminal growth rate	2.90%	2.90%
Discount rate	15.39%	10.17%	21.74%
IT equipment and services [member] | Bottom of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin			15.00%
Terminal growth rate			2.00%
IT equipment and services [member] | Top of range [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin			23.19%
Terminal growth rate			3.00%
IT equipment and services [member] | Adexus S.A. [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Average revenue growth rate	17.93%	9.19%	12.60%
Terminal growth rate	2.90%	3.00%	3.00%
Discount rate	12.40%	16.63%	16.05%
Telecommunications services [member]
Disclosure Of Major Assumptions Used In Determining Fair Value Less Cost Of disposal And Value In Use [line items]
Gross margin		4.26%	11.75%
Terminal growth rate		3.00%	3.00%
Discount rate		4.02%	10.02%